OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS- Non current (Details) $ in Thousands, $ in Millions			12 Months Ended
	Mar. 28, 2017 CLP ($)	Mar. 28, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Rights in forward contracts (see note 20)			$ 61,898,833
Rights in Ades(*) manufacturing companies			14,153,111
Increase (decrease) in foreign currency exchange			(1,792,859)
Total other non-current financial assets			74,259,085	$ 80,180,880
Implied disbursement		$ 39
Rights allocation	$ 14,153,111		14,831,164	3,664,866
Alimentos de Soya S.A
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Percentage of interest acquired	13.00%	13.00%
Purchase of equity interest	$ 9,661,283
UBI 3 Participacoes Ltda
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Percentage of interest acquired	8.50%	8.50%
Purchase of equity interest	$ 4,491,828
Forward contract
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Total other non-current financial assets			61,898,833
Rights in other companies
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Total other non-current financial assets			12,360,252
Derivative futures contracts
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Derivative futures contracts				80,180,880
Water rights
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Rights allocation				975
Distribution rights
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Rights allocation	$ 11,923,449		$ 11,923,449	$ 821,577